Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Financial assets:
Sundry debtors	$ 34,161,892	$ 35,253,635
Employees and officers	5,675,641	5,633,492
Total financial assets	39,837,533	40,887,127
Non-financial assets:
Taxes to be recovered and prepaid taxes	71,036,591	155,336,028
Special Tax on Production and Services	13,055,658	2,603,657
Other accounts receivable	4,963,128	5,139,993
Total non-financial assets	$ 89,055,377	$ 163,079,678